Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Mutual of America Variable Insurance Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
Mid-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid-Term Bond Portfolio December 1, 2019
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is to produce a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary investment objective is the preservation of shareholders’ capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Portfolio shares. The expenses shown do not include Separate Account expenses which would increase costs if included. Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023 April 30, 2030
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which will not be reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding portfolio turnover is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated as the Portfolio had not commenced operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in publicly-traded, investment-grade debt securities.
  At least 80% of the Portfolio’s total assets are invested in investment-grade securities issued by U.S. corporations or by the U.S. Government or its agencies, such as bonds, notes, debentures, zero coupon securities and mortgage-backed securities. Bonds are debt instruments that can be issued by the federal government, government agencies and subdivisions, states, cities, corporations and other institutions.
  Although the Portfolio only purchases investment-grade bonds, the Portfolio may continue to hold certain corporate bonds in the Portfolio’s portfolio that are downgraded to below investment grade, commonly referred to as “high yield” or “junk bonds.”
  The Adviser evaluates each security to be purchased and selects securities based on duration, seeking to maintain duration for the Portfolio overall within +/- 10% of the duration of its benchmark; credit quality as determined by fundamental financial analysis focused on the issuer’s ability to repay debt; and interest income anticipated to be generated.
  The Portfolio’s securities holdings will have an average maturity of three to seven years.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Portfolio may not achieve its investment objective. An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Portfolio’s investments may prove to be incorrect. The Portfolio could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Portfolio’s overall investment selections or strategies fail to produce the intended results.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
  Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Portfolio may lose value if it sells zero coupon securities prior to their maturity date.
  Interest Rate risk: Securities may lose value as the interest rate changes because bonds tend to decrease in value as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Portfolio faces a heightened level of interest rate risk under current conditions because interest rates are at near historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities.
  Credit risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Below-investment grade debt risk: Below-investment grade debt obligations, known as “high yield” or “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Portfolio returns.
  Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Portfolio returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio could decline in value, and you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.

Updated performance information will be available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio had not commenced operations as of the date of this prospectus, information regarding performance for a full calendar year is not available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
Mid-Term Bond Portfolio | Mid-Term Bond Portfolio Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.98%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	145
1 Year	rr_ExpenseExampleNoRedemptionYear01	46
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 145

[1]	The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse certain of the Portfolio’s expenses. From inception of the Portfolio through April 30, 2023, the Adviser will reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed 0.45% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.15%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.